Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	SSW
Entity Registrant Name	Seaspan CORP
Entity Central Index Key	0001332639
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	98,645,991
Entity Preferred Stock, Shares Outstanding	23,673,403	24,170,531
Series C Preferred Shares [Member]
Document Information [Line Items]
Entity Preferred Stock, Shares Outstanding	13,321,774
Series D Preferred Shares [Member]
Document Information [Line Items]
Entity Preferred Stock, Shares Outstanding	4,981,029
Series E Preferred Shares [Member]
Document Information [Line Items]
Entity Preferred Stock, Shares Outstanding	5,370,600